Related Parties Balances and Transactions	6 Months Ended
Mar. 31, 2023
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

Note 10 — RELATED PARTIES BALANCES AND TRANSACTIONS

Accounts receivable-related parties

Accounts receivable from related parties amounted to $16,017 and $54,825 as of March 31, 2023 and September 30, 2022, which have been fully collected subsequently.

Due from a related party

Due from a related party amounted to $nil and $100,122 as of March 31 and September 30, 2022, respectively, representing the balance of funds advanced to the CEO of the Company for immediate business and travel advance on behalf of the company.

Due to a related party

Due to a related party amounted to $25,742 and $nil as of March 31 and September 30, 2022, respectively, representing the funds advanced to the Company by the CEO for working capital purpose.

Revenue earned from related parties

For the six months ended March 31, 2023 and 2022 the Company provided educational management consulting service to certain kindergartens owned by the CEO and his wife and earned revenue from related parties of $254,291 and $363,641, respectively.

Guarantee provided by related parties

Three related parties guaranteed the repayment of the Company’s short-term and long-term loans. (See Note 9)